FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07288
                                   ---------

                      FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
                      -------------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                 -----------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  9/30
                          ----

Date of reporting period:  6/30/09
                           ---------


Item 1. Schedule of Investments.


Franklin Strategic Mortgage Portfolio

QUARTERLY STATEMENT OF INVESTMENTS
JUNE 30, 2009

CONTENTS

Statement of Investments .................................................     3
Notes to Statement of Investments ........................................     8

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      FRANKLIN - Templeton - Mutual Series


                     Quarterly Statement of Investments | 1

                      This page intentionally left blank.

Franklin Strategic Mortgage Portfolio

STATEMENT OF INVESTMENTS, JUNE 30, 2009 (UNAUDITED)

                                                                                    PRINCIPAL AMOUNT(a)       VALUE
                                                                                    -------------------   ------------
       MORTGAGE-BACKED SECURITIES 98.5%
   (b) FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 7.6%
       FHLMC, 2.875%, 4/01/17 ...................................................          42,925         $     42,946
       FHLMC, 3.102%, 5/01/22 ...................................................          61,571               62,110
       FHLMC, 3.375%, 4/01/18 ...................................................          68,491               69,233
       FHLMC, 3.677%, 3/01/19 ...................................................         194,388              196,644
       FHLMC, 3.72%, 5/01/20 ....................................................         180,641              182,351
       FHLMC, 4.06%, 4/01/31 ....................................................          67,461               68,669
       FHLMC, 4.062%, 7/01/22 ...................................................       1,022,901            1,035,895
       FHLMC, 4.426%, 1/01/32 ...................................................         104,912              105,978
       FHLMC, 4.474%, 1/01/31 ...................................................         165,275              168,311
       FHLMC, 4.585%, 11/01/16 ..................................................         341,375              346,731
       FHLMC, 4.731%, 12/01/30 ..................................................         112,670              115,088
       FHLMC, 4.822%, 11/01/25 ..................................................          73,607               74,354
       FHLMC, 5.158%, 8/01/31 ...................................................          31,103               31,779
       FHLMC, 5.253%, 4/01/30 ...................................................       1,240,528            1,275,290
       FHLMC, 5.501%, 4/01/24 ...................................................         198,164              200,215
       FHLMC, 5.523%, 7/01/24 ...................................................         138,515              137,957
       FHLMC, 5.895%, 7/01/30 ...................................................         535,814              542,735
       FHLMC, 5.934%, 1/01/28 ...................................................         292,859              297,977
       FHLMC, 5.969%, 10/01/36 ..................................................       2,419,967            2,533,860
       FHLMC, 5.98%, 10/01/18 ...................................................         166,077              168,634
       FHLMC, 6.868%, 11/01/19 ..................................................         148,067              156,120
                                                                                                          ------------
                                                                                                             7,812,877
                                                                                                          ------------
       FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 16.3%
       FHLMC Gold 15 Year, 6.50%, 4/01/11 .......................................             263                  278
       FHLMC Gold 15 Year, 7.00%, 7/01/11 .......................................             854                  895
       FHLMC Gold 15 Year, 7.50%, 4/01/10 .......................................             471                  489
       FHLMC Gold 15 Year, 8.00%, 1/01/10 - 12/01/12 ............................          10,125               10,280
       FHLMC Gold 30 Year, 5.00%, 7/01/35 .......................................       1,703,161            1,739,287
   (c) FHLMC Gold 30 Year, 5.00%, 10/01/33 - 7/01/39 ............................       2,006,938            2,047,658
       FHLMC Gold 30 Year, 5.50%, 9/01/33 .......................................         397,522              412,425
       FHLMC Gold 30 Year, 6.00%, 7/01/28 - 12/01/32 ............................          47,926               50,267
   (c) FHLMC Gold 30 Year, 6.00%, 7/01/39 .......................................       6,000,000            6,261,564
       FHLMC Gold 30 Year, 6.50%, 2/01/19 - 7/01/32 .............................       1,290,671            1,388,435
   (c) FHLMC Gold 30 Year, 6.50%, 7/01/39 .......................................       1,250,000            1,328,320
       FHLMC Gold 30 Year, 7.50%, 10/01/25 - 8/01/32 ............................         722,161              780,574
       FHLMC Gold 30 Year, 8.00%, 7/01/24 - 5/01/30 .............................         165,132              181,827
       FHLMC Gold 30 Year, 8.50%, 10/01/17 - 9/01/30 ............................         338,460              364,273
       FHLMC Gold 30 Year, 9.00%, 9/01/30 .......................................         248,264              274,859
       FHLMC Gold 30 Year, 9.50%, 12/01/16 - 4/01/25 ............................         856,030              956,696
       FHLMC PC 30 Year, 8.50%, 2/01/17 - 5/01/17 ...............................         765,684              826,859
       FHLMC PC 30 Year, 9.00%, 6/01/16 .........................................           1,408                1,551
       FHLMC PC 30 Year, 9.25%, 8/01/14 .........................................           3,831                4,181
       FHLMC PC 30 Year, 9.50%, 8/01/19 .........................................         106,534              117,443
                                                                                                          ------------
                                                                                                            16,748,161
                                                                                                          ------------


                     Quarterly Statement of Investments | 3

Franklin Strategic Mortgage Portfolio

                                                                                    PRINCIPAL AMOUNT(a)       VALUE
                                                                                    -------------------   ------------
       MORTGAGE-BACKED SECURITIES (CONTINUED)
   (b) FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 9.3%
       FNMA, 2.877%, 1/01/18 ....................................................       1,944,754         $  1,955,068
       FNMA, 3.02%, 7/01/27 .....................................................         138,183              140,258
       FNMA, 3.198%, 1/01/17 ....................................................         586,724              594,603
       FNMA, 3.215%, 5/01/31 ....................................................          28,057               28,207
       FNMA, 3.236%, 4/01/31 ....................................................          65,332               65,936
       FNMA, 3.275%, 6/01/31 ....................................................         369,286              364,611
       FNMA, 3.335%, 10/01/32 ...................................................         190,643              194,623
       FNMA, 3.396%, 4/01/27 ....................................................         180,354              185,023
       FNMA, 3.52%, 7/01/26 .....................................................          42,924               43,570
       FNMA, 3.667%, 4/01/33 ....................................................         297,199              304,679
       FNMA, 3.725%, 4/01/18 ....................................................          30,089               29,250
       FNMA, 3.751%, 2/01/32 ....................................................         150,160              150,430
       FNMA, 3.797%, 11/01/31 ...................................................         401,761              405,339
       FNMA, 4.028%, 8/01/27 ....................................................         158,660              160,278
       FNMA, 4.043%, 7/01/19 ....................................................       1,077,316            1,084,779
       FNMA, 4.244%, 7/01/25 ....................................................          62,240               63,158
       FNMA, 4.269%, 8/01/29 ....................................................          50,879               51,822
       FNMA, 4.375%, 10/01/29 ...................................................          24,881               25,621
       FNMA, 4.382%, 7/01/14 ....................................................         244,472              247,113
       FNMA, 4.402%, 12/01/31 ...................................................          72,908               73,686
       FNMA, 4.408%, 7/01/17 ....................................................         131,622              137,189
       FNMA, 4.425%, 5/01/30 ....................................................         187,906              192,025
       FNMA, 4.51%, 12/01/22 ....................................................         154,350              155,977
       FNMA, 4.602%, 4/01/18 ....................................................         175,279              178,632
       FNMA, 4.875%, 9/01/18 ....................................................          48,135               48,227
       FNMA, 4.882%, 10/01/19 ...................................................         247,121              249,286
       FNMA, 4.945%, 5/01/27 ....................................................         111,821              112,783
       FNMA, 4.95%, 4/01/21 .....................................................          13,945               13,983
       FNMA, 4.98%, 10/01/24 ....................................................         327,096              328,550
       FNMA, 5.00%, 11/01/28 ....................................................         131,880              134,135
       FNMA, 5.07%, 5/01/21 .....................................................         281,771              285,331
       FNMA, 5.119%, 9/01/32 ....................................................         430,458              439,910
       FNMA, 5.189%, 12/01/24 ...................................................          87,643               89,972
       FNMA, 5.382%, 6/01/17 ....................................................          88,940               91,496
       FNMA, 5.499%, 7/01/31 ....................................................         723,800              750,065
       FNMA, 6.386%, 8/01/26 ....................................................         132,797              135,006
                                                                                                          ------------
                                                                                                             9,510,621
                                                                                                          ------------
       FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 60.9%
       FNMA 15 Year, 5.00%, 6/01/18 .............................................         779,417              816,269
       FNMA 15 Year, 5.00%, 7/01/18 .............................................       2,854,665            2,990,529
       FNMA 15 Year, 5.50%, 5/01/14 - 2/01/18 ...................................       2,656,194            2,805,998
       FNMA 15 Year, 6.50%, 4/01/11 - 10/01/16 ..................................         225,804              239,768
       FNMA 15 Year, 7.00%, 11/01/11 ............................................             380                  398
       FNMA 15 Year, 7.50%, 6/01/11 - 7/01/12 ...................................          16,925               17,794
       FNMA 15 Year, 9.00%, 2/01/11 - 11/01/11 ..................................         110,631              115,365
   (c) FNMA 30 Year, 4.50%, 7/01/39 .............................................       5,000,000            4,990,625


                     4 | Quarterly Statement of Investments

Franklin Strategic Mortgage Portfolio

                                                                                    PRINCIPAL AMOUNT(a)       VALUE
                                                                                    -------------------   ------------
       MORTGAGE-BACKED SECURITIES (CONTINUED)
       FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE (CONTINUED)
       FNMA 30 Year, 5.00%, 4/01/34 .............................................       1,087,892         $  1,112,327
   (c) FNMA 30 Year, 5.00%, 7/01/39 .............................................      13,000,000           13,237,653
       FNMA 30 Year, 5.50%, 11/01/33 ............................................       1,127,084            1,169,691
       FNMA 30 Year, 5.50%, 11/01/34 ............................................       8,525,344            8,842,296
       FNMA 30 Year, 5.50%, 9/01/33 - 11/01/35 ..................................       6,613,302            6,861,693
       FNMA 30 Year, 6.00%, 9/01/32 .............................................       1,143,579            1,209,535
       FNMA 30 Year, 6.00%, 10/01/34 ............................................       4,206,877            4,424,534
       FNMA 30 Year, 6.00%, 10/01/34 ............................................       1,511,375            1,589,571
       FNMA 30 Year, 6.00%, 11/01/34 ............................................       1,514,120            1,592,458
       FNMA 30 Year, 6.00%, 7/01/35 .............................................       1,399,702            1,480,678
       FNMA 30 Year, 6.00%, 12/01/23 - 8/01/35 ..................................         795,538              840,858
       FNMA 30 Year, 6.50%, 12/01/27 - 8/01/32 ..................................       5,588,455            6,009,877
       FNMA 30 Year, 7.50%, 8/01/25 - 5/01/32 ...................................         348,799              379,877
       FNMA 30 Year, 8.00%, 1/01/25 - 7/01/31 ...................................          66,700               72,772
       FNMA 30 Year, 8.50%, 11/01/26 - 11/01/28 .................................         810,241              887,108
       FNMA 30 Year, 9.00%, 12/01/16 - 9/01/26 ..................................          57,460               62,734
       FNMA 30 Year, 9.50%, 11/01/15 - 4/01/30 ..................................         217,048              236,697
       FNMA 30 Year, 10.00%, 8/01/15 - 4/01/21 ..................................         258,788              284,411
       FNMA 30 Year, 10.50%, 1/01/16 - 5/01/30 ..................................          16,023               17,937
       FNMA 30 Year, 11.00%, 10/01/15 ...........................................           6,707                7,090
       FNMA 30 Year, 12.00%, 4/01/15 - 5/01/16 ..................................           2,655                2,962
       FNMA 30 Year, 12.50%, 12/01/13 ...........................................             440                  497
                                                                                                          ------------
                                                                                                            62,300,002
                                                                                                          ------------
   (b) GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) ADJUSTABLE RATE 0.3%
       GNMA, 4.125%, 11/20/25 ...................................................          70,418               71,547
       GNMA, 4.625%, 7/20/27 ....................................................         197,732              202,463
                                                                                                          ------------
                                                                                                               274,010
                                                                                                          ------------
       GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 4.1%
       GNMA I SF 15 Year, 7.00%, 4/15/14 ........................................          21,537               23,100
       GNMA I SF 15 Year, 8.00%, 9/15/15 ........................................          25,746               27,772
       GNMA I SF 30 Year, 6.50%, 1/15/24 - 9/15/32 ..............................         641,196              690,162
       GNMA I SF 30 Year, 7.00%, 3/15/17 - 2/15/32 ..............................         567,182              613,703
       GNMA I SF 30 Year, 7.50%, 10/15/23 - 10/15/29 ............................          80,141               87,892
       GNMA I SF 30 Year, 8.00%, 1/15/17 - 9/15/27 ..............................         269,137              295,839
       GNMA I SF 30 Year, 8.25%, 1/15/21 - 5/15/21 ..............................         172,607              186,020
       GNMA I SF 30 Year, 8.50%, 6/15/16 - 7/15/24 ..............................         399,457              432,931
       GNMA I SF 30 Year, 9.00%, 9/15/16 - 8/15/28 ..............................          62,799               68,641
       GNMA I SF 30 Year, 9.50%, 10/15/09 - 1/15/10 .............................          11,384               11,568
       GNMA I SF 30 Year, 10.00%, 12/15/18 - 2/15/19 ............................           7,088                7,742
       GNMA I SF 30 Year, 10.50%, 1/15/16 .......................................             925                1,033
       GNMA II SF 30 Year, 6.50%, 1/20/26 - 2/20/34 .............................         908,909              974,497
       GNMA II SF 30 Year, 7.50%, 11/20/22 - 7/20/32 ............................         483,769              527,605
       GNMA II SF 30 Year, 8.00%, 1/20/17 - 8/20/26 .............................         150,514              164,350
       GNMA II SF 30 Year, 8.50%, 7/20/16 - 8/20/16 .............................          68,909               74,329


                     Quarterly Statement of Investments | 5

Franklin Strategic Mortgage Portfolio

                                                                                    PRINCIPAL AMOUNT(a)       VALUE
                                                                                    -------------------   ------------
       MORTGAGE-BACKED SECURITIES (CONTINUED)
       GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE (CONTINUED)
       GNMA II SF 30 Year, 9.00%, 11/20/19 - 3/20/25 ............................           6,616         $      7,151
       GNMA II SF 30 Year, 10.50%, 6/20/20 ......................................              26                   28
                                                                                                          ------------
                                                                                                             4,194,363
                                                                                                          ------------
       TOTAL MORTGAGE-BACKED SECURITIES (COST $99,113,816) ......................                          100,840,034
                                                                                                          ------------
       ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES 26.9%
       FINANCE 26.9%
   (b) AFC Home Equity Loan Trust, 1997-4, 2A2, 0.954%, 12/22/27 ................         399,481              225,819
   (b) Ameriquest Mortgage Securities Inc., 2003-12, M2, 2.014%, 1/25/34 ........       1,030,998              382,138
(b, d) Bayview Commercial Asset Trust, 2006-CD1A, A-1, 144A, 0.686%, 7/25/23
          (Canada) ..............................................................       1,321,993 CAD        1,046,699
(b, d) Bear Stearns Commercial Mortgage Securities Inc., 2007-T26, B, 144A,
          5.769%, 1/12/45 .......................................................       2,650,000              616,886
       CitiFinancial Mortgage Securities Inc., 2003-4, AF6, 4.493%, 10/25/33 ....       1,905,307            1,737,539
       Citigroup/Deutsche Bank Commercial Mortgage Trust, 2007-CD4, C, 5.476%,
          12/11/49 ..............................................................       6,500,000            1,052,698
   (b) Contimortgage Home Equity Loan Trust, 1999-3, A6, 8.18%, 12/25/29 ........          17,560               17,466
       Countrywide Asset-Backed Certificates,
          2004-7, AF4, 4.774%, 8/25/32 ..........................................         498,242              495,243
   (b)    2006-11, 1AF1, 0.434%, 9/25/46 ........................................         284,858              264,576
   (b) FHLMC, 2942, TF, 0.694%, 3/15/35 .........................................       1,119,731            1,111,439
   (b) First Franklin Mortgage Loan Asset-Backed Certificates,
          2004-FF11, 1A2, 0.664%, 1/25/35 .......................................         280,716              210,560
          2006-FF12, A2, 0.354%, 9/25/36 ........................................         367,055              357,577
       FNMA,
   (b)    2007-1, NF, 0.564%, 2/25/37 ...........................................         908,788              884,410
          G93-33, K, 7.00%, 9/25/23 .............................................       1,651,494            1,794,729
       GE Capital Commercial Mortgage Corp., 2003-C1, A4, 4.819%, 1/10/38 .......       1,262,683            1,175,115
       Greenwich Capital Commercial Funding Corp.,
          2004-GG1, A7, 5.317%, 6/10/36 .........................................       5,000,000            4,695,575
          2007-GG9, C, 5.554%, 3/10/39 ..........................................       3,500,000              635,738
       JPMorgan Chase Commercial Mortgage Securities Corp.,
   (b)    2004-CB9, A4, 5.551%, 6/12/41 .........................................       3,779,632            3,270,915
          2004-LN2, A2, 5.115%, 7/15/41 .........................................         557,685              492,004
       LB-UBS Commercial Mortgage Trust, 2007-C2, C, 5.611%, 2/15/40 ............       6,100,000            1,078,420
   (b) Merrill Lynch Mortgage Investors Trust, 2006-RM2, A1B, 0.549%, 5/25/37 ...       3,580,013              189,470
   (b) Morgan Stanley Capital I Trust, 2004-IQ7, A4, 5.404%, 6/15/38 ............       2,500,000            2,275,030
   (b) Novastar Home Equity Loan, 2004-4, M4, 1.414%, 3/25/35 ...................       1,500,000              668,373
   (b) Ownit Mortgage Loan Asset-Backed Certificates, 2006-6, A2B, 0.424%,
          9/25/37 ...............................................................       2,000,000            1,470,842
       Residential Asset Securities Corp.,
          2004-KS1, AI4, 4.213%, 4/25/32 ........................................         721,757              574,580
   (b)    2005-AHL2, A2, 0.574%, 10/25/35 .......................................         138,711              102,742
   (b) Structured Asset Investment Loan Trust, 2004-1, M5, 4.814%, 2/25/34 ......         434,772               49,822
(b, d) Structured Asset Securities Corp., 2005-SC1, 1A1, 144A, 0.584%, 5/25/31 ..         738,043              495,264
   (b) Travelers Mortgage Services Inc., 1998-5A, A, 5.022%, 12/25/18 ...........         104,443               88,776
       Vanderbilt Mortgage Finance, 1998-C, 1A6, 6.75%, 10/07/28 ................         100,000               89,003
                                                                                                          ------------
       TOTAL ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES
          (COST $51,431,299) ....................................................                           27,549,448
                                                                                                          ------------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS (COST $150,545,115) ......                          128,389,482
                                                                                                          ------------


                     6 | Quarterly Statement of Investments

Franklin Strategic Mortgage Portfolio

                                                                                    PRINCIPAL AMOUNT(a)       VALUE
                                                                                    -------------------   ------------
       SHORT TERM INVESTMENTS 0.8%
       U.S. GOVERNMENT AND AGENCY SECURITIES (COST $149,961) 0.2%
(e, f) U.S. Treasury Bill, 8/27/09 ..............................................         150,000         $    149,967
                                                                                                          ------------
       TOTAL INVESTMENTS BEFORE MONEY MARKET FUNDS (COST $150,695,076) ..........                          128,539,449
                                                                                                          ------------

                                                                                           SHARES
                                                                                    -------------------
       MONEY MARKET FUNDS (COST $639,957) 0.6%
   (g) Institutional Fiduciary Trust Money Market Portfolio, 0.00% ..............         639,957              639,957
                                                                                                          ------------
       TOTAL INVESTMENTS (COST $151,335,033) 126.2% .............................                          129,179,406
       OTHER ASSETS, LESS LIABILITIES (26.2)% ...................................                          (26,836,372)
                                                                                                          ------------
       NET ASSETS 100.0% ........................................................                         $102,343,034
                                                                                                          ============

See Abbreviations on page 11.

(a)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(b)  The coupon rate shown represents the rate at period end.

(c)  A portion or all of the security purchased on a to-be-announced basis.

(d) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At June 30, 2009, the aggregate value of these securities was $2,158,849, representing 2.11% of net assets.

(e)  The security is traded on a discount basis with no stated coupon rate.

(f) Security or a portion of the security has been segregated as collateral for open future contracts. At June 30, 2009, the value of securities amounted to $149,967.

(g) The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statement of Investments.


                     Quarterly Statement of Investments | 7

Franklin Strategic Mortgage Portfolio

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Strategic Mortgage Portfolio (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one fund, the Franklin Strategic Mortgage Portfolio (Fund).

The following summarizes the Fund's significant accounting policies.

2. SECURITY VALUATION

Government securities, mortgage backed securities, asset-backed securities, collateralized debt obligations and other debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value. Debt securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis based upon the underlying investment book value, anticipated future cash flows, market changes in comparable or similar securities, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.


                     8 | Quarterly Statement of Investments

Franklin Strategic Mortgage Portfolio

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements.

Derivatives are marked to market daily based upon quotations from market makers or the Fund's independent pricing services and the Fund's net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in net assets.

The Fund enters into financial futures contracts in order to manage interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell a security for a specific price on a future date. Required initial margin deposits of cash or securities are pledged or received by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the underlying security. Such variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized.

4. INCOME TAXES

At June 30, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .........................   $ 151,510,628
                                                =============
Unrealized appreciation .....................   $   1,993,892
Unrealized depreciation .....................     (24,325,114)
                                                -------------
Net unrealized appreciation (depreciation) ..   $ (22,331,222)
                                                =============

5. FINANCIAL FUTURES CONTRACTS

At June 30, 2009, the Fund had the following financial futures contracts outstanding:

                                                                        UNREALIZED
                             NUMBER OF                    CONTRACT     APPRECIATION
                             CONTRACTS   DELIVERY DATE   FACE VALUE   (DEPRECIATION)
                             ---------   -------------   ----------   --------------
CONTRACTS TO SELL
U.S. Treasury Long Bond ..       31         9/21/09      $3,100,000      $(95,015)


                     Quarterly Statement of Investments | 9

Franklin Strategic Mortgage Portfolio

6. FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board (FASB) Statement No. 157, "Fair Value Measurement" (SFAS 157), on October 31, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund's financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30 , 2009, in valuing the Fund's assets and liabilities carried at fair value:

                                                  LEVEL 1      LEVEL 2     LEVEL 3       TOTAL
                                                 --------   ------------   -------   ------------
ASSETS:
Investments in Securities:
   Mortgage-Backed Securities ................   $     --   $100,840,034     $--     $100,840,034
   Asset-Backed Securities and
      Commercial Mortgage-Backed Securities ..         --     27,549,448      --       27,549,448
   Short Term Investments                         789,924             --      --          789,924
                                                 --------   ------------     ---     ------------
         Total Investments in Securities .....   $789,924   $128,389,482     $--     $129,179,406
                                                 ========   ============     ===     ============
LIABILITIES:
   Financial Futures Contracts                     95,015             --      --           95,015


                    10 | Quarterly Statement of Investments

Franklin Strategic Mortgage Portfolio

6. FAIR VALUE MEASUREMENTS (CONTINUED)

At June 30, 2009, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

                                                                        NET CHANGE
                                                            NET        IN UNREALIZED      NET        TRANSFER
                                            BEGINNING     REALIZED     APPRECIATION    PURCHASES   IN (OUT) OF    ENDING
                                             BALANCE    GAIN (LOSS)   (DEPRECIATION)    (SALES)      LEVEL 3     BALANCE
                                            ---------   -----------   --------------   ---------   -----------   -------
ASSETS:
   Asset-Backed Securities and Commercial
      Mortgage-Backed Securities ........    $882,421     $(1,799)      $(178,730)     $(319,754)   $(382,138)     $--

7. SUBSEQUENT EVENTS

Management has evaluated subsequent events through August 21, 2009 and determined that no events have occurred that require disclosure.

ABBREVIATIONS

CURRENCY

CAD - Canadian Dollar

SELECTED PORTFOLIO

PC -  Participation Certificate

SF -  Single Family

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                    Quarterly Statement of Investments | 11




Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


FRANKLIN STRATEGIC MORTGAGE PORTFOLIO



By /S/Laura F. Fergerson
   ------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance and Administration
Date  August 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/Laura F. Fergerson
   ------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance and Administration
Date  August 27, 2009


By /S/Gaston Gardey
   ---------------------
      Gaston Gardey
      Chief Financial Officer and Chief Accounting Officer
Date  August 27, 2009